10. COMMON STOCK (Details 3)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Black-Scholes valuation of stock options granted
Risk-free interest rate	1.13%	2.06%
Expected life of options (years)	4 years 10 months 25 days	4 years 2 months 12 days
Annualized volatility	73.00%	74.00%
Dividend rate	0.00%	0.00%